SEGMENT INFORMATION - Summary of Reconciliation of Net Income/(Loss) to Adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (loss)/income	$ 560,615	$ (167,930)	$ (122,375)
Income taxes	1,740	981	1,024
Income/(loss) before income taxes	562,355	(166,949)	(121,351)
Depreciation and amortization	105,952	107,923	113,033
Impairment of long-term assets	0	0	42,098
Unrealized (gain)/loss on oil and gas derivative instruments (note 8)	(204,663)	42,561	26,001
Other non-operating losses/(income), net	361,928	(5,682)	0
Interest income	(139)	(1,572)	(10,479)
Interest expense	55,163	69,354	103,124
(Gains)/losses on derivative instruments	(24,348)	52,423	38,044
Other financial items, net	759	1,552	5,522
Income/(losses) from equity method investments	(569,129)	176,527	45,799
Net (income)/loss from discontinued operations	(568,049)	175,989	43,284
Adjusted EBITDA	312,650	278,676	254,880
Impairment of non-current assets	0	0	42,098
Severance costs	500
OLT Offshore LNG Toscana S.p.A (OLT–O)
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment of long-term assets			7,300
Cool Company
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment of long-term assets			500
Vessels (excluding converted FSRU and FLNG) | LNG Carrier and LNG Croatia
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment of long-term assets			34,300
Continuing operations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Depreciation and amortization	105,952	107,923	113,033
Other non-operating losses/(income), net	(361,928)	5,682	0
Interest income	(139)	(1,572)	(10,479)
Interest expense	55,163	69,354	103,124
(Gains)/losses on derivative instruments	(24,348)	52,423	38,044
Other financial items, net	759	1,552	5,522
Income/(losses) from equity method investments	(1,080)	538	2,515
Adjusted EBITDA	312,650	278,676	254,880
Energy related derivative
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Unrealized (gain)/loss on oil and gas derivative instruments (note 8)	$ (179,891)	$ 45,100	$ 39,090